OPERATING LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
OPERATING LEASES
Schedule of supplemental balance sheet information related to operating leases

	As of June 30, 2022
Reported as:	$
Assets:
Operating lease right-of-use assets		$2,275
Liabilities:
Accrued expenses and other current liabilities		$808
Operating lease liabilities, non-current		1,648
Total operating lease liabilities		$2,456

Schedule of supplemental cash flow information related to operating leases

For Six months
ended June 30,
2022
Cash paid within operating cash flows	$140
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	2,888

Schedule of future minimum lease payments under non-cancelable operating leases

As of June 30,
2022
2022 (remaining six months)	$625
2023	718
2024	566
2025	252
2026	219
Thereafter	438
Total operating lease payments	2,818
Less: Imputed interest	(362)
Total operating lease liabilities	$2,456

Year ending December 31,
2022	$895
2023	480
2024	400
2025	188
2026	92
Thereafter	134
$2,189